Basis of Presentation of the Consolidated Financial Statements - Schedule of Effect of Changes in Foreign Exchange Rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency [Line Items]
Increase (decrease) in equity due to depreciation of euro to major currencies	€ 1,169
Brazilian real
Currency [Line Items]
Variation of average exchange rate (in percentage)	17.60%	(8.80%)
Variation of closing exchange rate (in percentage)	13.50%	0.90%
Pound sterling
Currency [Line Items]
Variation of average exchange rate (in percentage)	0.80%	3.40%
Variation of closing exchange rate (in percentage)	(5.30%)	6.90%
New peruvian sol
Currency [Line Items]
Variation of average exchange rate (in percentage)	13.70%	(13.20%)
Variation of closing exchange rate (in percentage)	10.90%	(1.60%)
Chilean peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	(2.20%)	0.60%
Variation of closing exchange rate (in percentage)	4.70%	(8.80%)
Colombian peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	(0.60%)	(5.10%)
Variation of closing exchange rate (in percentage)	(12.20%)	(6.60%)
Mexican peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	13.50%	1.60%
Variation of closing exchange rate (in percentage)	11.50%	5.40%